CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions		Mar. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents		$ 3,615	$ 5,430	[1]
Restricted cash		773	770	[1]
Trade receivables, net		542	496	[1]
Financing receivables, net		19,488	19,795	[1]
Inventories, net		7,421	6,452	[1]
Property, plant and equipment, net		6,770	6,831	[1]
Investments in unconsolidated subsidiaries and affiliates		563	561	[1]
Equipment under operating leases		1,781	1,845	[1]
Goodwill		2,469	2,472	[1]
Other intangible assets, net		783	792	[1]
Deferred tax assets		879	852	[1]
Derivative assets		104	77	[1]
Other assets		2,007	1,925	[1]
Total Assets		47,195	48,298	[1]
LIABILITIES AND EQUITY
Debt		24,650	25,895	[1]
Trade payables		6,299	6,060	[1]
Deferred tax liabilities		96	94	[1]
Pension, postretirement and other postemployment benefits		2,315	2,300	[1]
Derivative liabilities		108	98	[1]
Other liabilities		9,607	9,594	[1]
Total Liabilities		43,075	44,041	[1]
Redeemable noncontrolling interest		26	25	[1]
Common shares, €0.01, par value; outstanding 1,357,522,507 common shares and 388,880,133 special voting shares at 3/31/2018; and outstanding 1,363,592,506 common shares and 388,906,690 special voting shares at 12/31/2017		25	25	[1]
Treasury stock, at cost; 6,877,689 common shares at 3/31/2018 and 807,690 common shares at 12/31/2017		(90)	(10)	[1]
Additional paid in capital		4,407	4,412	[1]
Retained earnings		1,959	1,763	[1]
Accumulated other comprehensive loss		(2,220)	(1,966)	[1]
Noncontrolling interests		13	8	[1]
Total Equity		4,094	4,232
Total Equity	[1]		4,232
Total Liabilities and Equity		$ 47,195	$ 48,298	[1]

[1]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).